Capital Management Mid-Cap Fund
SUMMARY
Investment Objective. The investment objective of the Capital Management Mid-Cap Fund (“Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust (“Trust”) with a similar sales charge. More information about these and other discounts is available from your financial professional and in the section “Investing in the Fund – Investor Shares” beginning on page 12 of the Fund’s prospectus (“Prospectus”) and the section “Purchase of Shares – Reduced Sales Charges” beginning on page 23 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Capital Management Mid-Cap Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	3.00%
Redemption Fee (as a percentage of the amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Capital Management Mid-Cap Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.75%
Other Expenses		0.80%	0.80%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.82%	2.57%
Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][2]	1.52%	2.27%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. The contractual agreement cannot be terminated prior to April 1, 2014 without the Trust's Board of Trustees' approval.

Expense Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2014. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example Capital Management Mid-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	155	543	957	2,113
Investor Shares	523	1,048	1,598	3,096

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.43% of the average value of its portfolio.

Principal Investment Strategies of the Fund. The Fund pursues its investment objective by investing primarily in equity securities of medium-capitalization (“mid-cap”) companies. The Fund considers a mid-cap company to be one that has market capitalization within the range of $1.5 billion to $12.5 billion.

The Fund’s investment in mid-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a mid-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor’s portfolio manager.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. The following is a summary description of certain risks of investing in the Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. The following is a summary description of certain risks of investing in the Fund.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Mid-Cap Securities Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for mid-cap securities may be more limited than the market for larger companies

• Portfolio Management Risk. The strategies used and securities selected by the Fund’s Advisor may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

• Short Sales Risk. The Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the short sale. Accordingly, the Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would. If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Quarterly Returns During This Time Period
Highest	15.15% (quarter ended June 30 ,2009 )
Lowest	(25.85%) (quarter ended December 31, 2008 )
Year to Date	11.12% (quarter ended December 31, 2012 )

Average Annual Total Returns Capital Management Mid-Cap Fund		1 Year	5 Years	10 Years
Institutional Shares		11.12%	0.32%	7.31%
Institutional Shares - Return After Taxes on Distributions		11.12%	0.24%	6.71%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares		7.23%	0.25%	6.36%
Investor Shares	[1]	7.00%	(1.04%)	6.20%
Russell Mid-Cap Value Index (reflects no deduction for fees, expenses or taxes)		18.51%	3.79%	10.62%
S&P 500 Total Return Index(reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.09%
[1]	(includes maximum sales loads)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Capital Management Small-Cap Fund
SUMMARY

Investment Objective. The investment objective of the Capital Management Small-Cap Fund (“Fund”) is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust (“Trust”) with a similar sales charge. More information about these and other discounts is available from your financial professional and in the section “Investing in the Fund – Investor Shares” beginning on page 11 of the Fund’s prospectus (“Prospectus”) and the section “Purchase of Shares – Reduced Sales Charges” beginning on page 27 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees. (Fees paid directly from your investment)
Shareholder Fees Capital Management Small-Cap Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	3.00%
Redemption Fee (as a percentage of the amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses. (Expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Capital Management Small-Cap Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.75%
Other Expenses		0.93%	0.93%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.96%	2.71%
Fee Waiver and/or Expense Reimbursement	[2]	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][2]	1.53%	2.28%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. The contractual agreement cannot be terminated prior to April 1, 2014 without the Trust's Board of Trustees' approval.

Expense Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2014. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example Capital Management Small-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	156	574	1,018	2,251
Investor Shares	524	1,077	1,655	3,220

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.36% of the average value of its portfolio.

Principal Investment Strategies of the Fund. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization (“small-cap”) companies. The Fund considers a small-cap company to be one that has market capitalization within the range of $100 million to $1.5 billion.

The Fund’s investment in small-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies.

While the Fund’s primary focus is investment in equity securities, the Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the Fund may invest in derivative instruments, including put and call options. The Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines. The Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of approximately 1,300 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a small-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor’s portfolio manager.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. The following is a summary description of certain risks of investing in the Fund.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Small-Cap Securities Risk. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-cap securities may be more limited than the market for larger companies.

• Portfolio Management Risk. The strategies used and securities selected by the Fund’s Advisor may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

• Short Sales Risk. The Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the short sale. Accordingly, the Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would. If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

• Derivative Instruments Risk. Derivative instruments such as option contracts, futures contracts, and options on future contracts are generally investments the value of which depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the derivative security may not be liquid.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Quarterly Returns During This Time Period
Highest	33.58% (quarter ended June 30, 2009 )
Lowest	(42.69%) (quarter ended December 31, 2008 )
Year to Date	11.11% (quarter ended December 31, 2012 )

Average Annual Total Returns Capital Management Small-Cap Fund		1 Year	5 Years	10 Years
Institutional Shares		11.11%	4.25%	9.33%
Institutional Shares - Return After Taxes on Distributions		9.73%	3.58%	8.56%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares		8.18%	3.45%	8.10%
Investor Shares	[1]	7.36%	3.37%	8.75%
S&P 600 Small-Cap Index (reflects no deduction for fees, expenses or taxes)		16.33%	5.13%	10.44%
[1]	(reflects deduction for sales load)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.